Subsequent Events (Details) - USD ($)					1 Months Ended				3 Months Ended	4 Months Ended	9 Months Ended
	Mar. 26, 2021	Mar. 09, 2021	Jan. 25, 2021	Jan. 11, 2021	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Subsequent Event [Line Items]
Amount received from investors										$ 400,000	$ 400,000
Liquidated damages										1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods										$ 100,000
Exercise price per warrant										$ 0.45	$ 0.45
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price per warrant					$ 0.16				$ 0.16
Payment to settle outstanding accounts and notes payable for litigation costs									$ 3,000,000
Private Placements With Accredited Investors [Member]
Subsequent Event [Line Items]
Aggregate offering shares							2,571,432			10,857,876	10,857,876
Aggregate offering price							$ 0.35			$ 0.35	$ 0.35
Proceeds from issurance of common stock							$ 900,000	$ 200,000			$ 3,800,000
Private Placements With Accredited Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate offering shares					3,230,942	2,976,430			3,230,942
Aggregate offering price						$ 0.35
Proceeds from issurance of common stock					$ 4,200,000	$ 1,000,000
Liquidated damages					1.00%	1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods					$ 250,000	$ 60,000
Warrants to purchase common stock					1,619,289				1,619,289
Exercise price per warrant					$ 1.75				$ 1.75
Commitment to file registration statement, period					30 days
Commitment to file, effective period					90 days
Chelsea Investor Relations [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of stock to consultants, shares			500,000
Issuance of stocks to consultants, value			$ 330,000
2019 Long-Term Incentive Equity Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized										12,000,000	12,000,000		12,000,000
2019 Long-Term Incentive Equity Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares authorized				27,000,000
Exercise price				$ 0.54
Option period				2 years
2019 Long-Term Incentive Equity Plan [Member] | Jeffrey Parker [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				8,000,000
2019 Long-Term Incentive Equity Plan [Member] | Cynthia French [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				1,000,000
2019 Long-Term Incentive Equity Plan [Member] | Three Non-Employee Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				380,000
2019 Long-Term Incentive Equity Plan [Member] | Other Key Employees [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of shares per employee				2,900,000
2019 Long-Term Incentive Equity Plan [Member] | Consultants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares granted		32,000
Agreement term		1 year
Share granted, value		$ 50,000
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Subsequent Event [Line Items]
Estimated loss										$ 3,600,000	$ 3,600,000	$ 3,600,000
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to settle outstanding accounts and notes payable for litigation costs	$ 3,000,000
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member] | Note Payable To A Related Party [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Long-term note payable, related party										3,100,000	3,100,000
Accrued interest										$ 30,000	$ 30,000
Maximum [Member]
Subsequent Event [Line Items]
Liquidated damages										6.00%
Maximum [Member] | Private Placements With Accredited Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Liquidated damages					6.00%	6.00%